Related Party Transactions	12 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Related Party Transactions	Related Party Transactions
Key management personnel compensation
All directors and executive management have authority and responsibility for planning, directing and controlling the activities of the Group, and are considered to be key management personnel.
Compensation for the Group’s key management personnel is as follows:

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Executive management:
Short-term compensation and benefits	$3,334	$3,835	$2,991
Post-employment benefits	68	109	99
Share-based payments	15,509	17,144	9,335
	$18,911	$21,088	$12,425

Board of directors:
Cash remuneration	$455	$430	$362
Share-based payments	1,741	1,772	1,577
	$2,196	$2,202	$1,939